LEASE - Rollforward of right of use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 1,572,446
Acquisition	149,228
Additions	180,880
Expenses depreciation	(177,709)
Disposal	(30,125)
Revaluation	(8,337)
Effect of changes in foreign exchange rate	5,733
Ending balance	1,692,116
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Expenses depreciation	(155,246)
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Expenses depreciation	(16,833)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Expenses depreciation	(4,645)
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Expenses depreciation	(985)
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,572,446
Acquisition	149,228
Additions	181,617
Disposal	(52,382)
Revaluation	(8,337)
Effect of changes in foreign exchange rate	5,555
Ending balance	1,848,127
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,487,175
Acquisition	125,882
Additions	179,045
Disposal	(40,432)
Revaluation	(3,029)
Effect of changes in foreign exchange rate	5,425
Ending balance	1,754,066
Cost | Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	49,736
Acquisition	11,210
Disposal	(305)
Revaluation	(3,663)
Effect of changes in foreign exchange rate	138
Ending balance	57,116
Cost | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	34,956
Acquisition	8,355
Additions	2,572
Disposal	(11,492)
Revaluation	(1,283)
Effect of changes in foreign exchange rate	(5)
Ending balance	33,103
Cost | Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	579
Acquisition	3,781
Disposal	(153)
Revaluation	(362)
Effect of changes in foreign exchange rate	(3)
Ending balance	3,842
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(737)
Expenses depreciation	(177,709)
Disposal	22,257
Effect of changes in foreign exchange rate	178
Ending balance	(156,011)
Accumulated depreciation | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Expenses depreciation	(155,246)
Disposal	20,769
Effect of changes in foreign exchange rate	171
Ending balance	(134,306)
Accumulated depreciation | Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Expenses depreciation	(16,833)
Disposal	34
Effect of changes in foreign exchange rate	4
Ending balance	(16,795)
Accumulated depreciation | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(737)
Expenses depreciation	(4,645)
Disposal	1,376
Effect of changes in foreign exchange rate	2
Ending balance	(4,004)
Accumulated depreciation | Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Expenses depreciation	(985)
Disposal	78
Effect of changes in foreign exchange rate	1
Ending balance	$ (906)